UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F
                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   September 30, 2010

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Holowesko Partners Ltd.
Address: Shipston House, Lyford Cay
         P.O. Box N-7776
         Nassau, Bahamas, Bahamas



Form 13F File Number: 028-13025

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Gregory P. Cleare
Title:   Vice President and Chief Financial Officer
Phone:   242-362-4600


Signature, Place, and Date of Signing:


/s/GREGORY P. CLEARE         Nassau, Bahamas               November 10, 2010
[Signature]                  [City,State]                  [Date]


Report Type (Check only one.):
[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)










                          FORM 13F SUMMARY PAGE



 Report Summary:


 Number of Other Included Managers:           0
 Form 13F Information Table Entry Total:      49
 Form 13F Information Table Value Total:      1,502,205

                                              (thousands)


 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      Form 13F
 No.  File Number  Name







						    FORM 13F INFORMATION TABLE
                                                 FOR THE PERIOD ENDED   09/30/2010
                                           REPORTING MANAGER:   HOLOWESKO PARTNERS LTD.
------------------------------------------------------------------------------------------------------------------------------------
            COLUMN 1                 COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6 COLUMN 7        COLUMN 8

------------------------------------------------------------------------------------------------------------------------------------
                                                              VALUE    SHRS OR   SH/  PUT/ INVEST- OTHER       VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT  PRN  CALL MENT    MANA-
                                                                                           DISCRE- GERS    SOLE    SHARED       NONE
                                                                                           TION
------------------------------------------------------------------------------------------------------------------------------------
3M CO                              COM             88579Y101     26273     303000 SH       SOLE          303000         0         0
ABB LTD                            SPONSORED ADR   000375204     25978    1230000 SH       SOLE         1230000         0         0
BANK OF AMERICA CORPORATION        COM             060505104     62841    4796145 SH       SOLE         4796145         0         0
BERKSHIRE HATHAWAY INC DEL         CL A            084670108     37973        305 SH       SOLE             305         0         0
BP PLC                             SPONSORED ADR   055622104     34196     830600 SH  CALL SOLE
BP PLC                             SPONSORED ADR   055622104     34197     830629 SH       SOLE          830629         0         0
CHINA MOBILE LIMITED               SPONSORED ADR   16941M109     14061     275000 SH       SOLE          275000         0         0
CHUNGHWA TELECOM CO LTD            SPON ADR NEW10  17133Q106       112       5000 SH       SOLE            5000         0         0
CISCO SYS INC                      COM             17275R102     72905    3329000 SH       SOLE         3329000         0         0
CLOROX CO DEL                      COM             189054109       334       5000 SH       SOLE            5000         0         0
COCA COLA CO                       COM             191216100     60418    1032429 SH       SOLE         1032429         0         0
CROSSTEX ENERGY INC                COM             22765Y104      5912     748354 SH       SOLE          748354         0         0
DEVON ENERGY CORP NEW              COM             25179M103     58955     910641 SH       SOLE          910641         0         0
E M C CORP MASS                    COM             268648102     27926    1375000 SH       SOLE         1375000         0         0
ERICSSON L M TEL CO                ADR B SEK 10    294821608      8721     795000 SH       SOLE          795000         0         0
EXXON MOBIL CORP                   COM             30231G102     40770     659808 SH       SOLE          659808         0         0
GLAXOSMITHKLINE PLC                SPONSORED ADR   37733W105     12804     324000 SH       SOLE          324000         0         0
GSI COMMERCE INC                   COM             36238G102     12350     500000 SH  PUT  SOLE               0         0         0
HAIN CELESTIAL GROUP INC           COM             405217100     17732     739430 SH       SOLE          739430         0         0
HEINZ H J CO                       COM             423074103     26125     551500 SH       SOLE          551500         0         0
HEWLETT PACKARD CO                 COM             428236103     27388     651000 SH       SOLE          651000         0         0
HOME DEPOT INC                     COM             437076102     40107    1266000 SH       SOLE         1266000         0         0
ITRON INC                          COM             465741106     13287     217000 SH       SOLE          217000         0         0
JOHNSON & JOHNSON                  COM             478160104     92998    1500943 SH       SOLE         1500943         0         0
KIMBERLY CLARK CORP                COM             494368103     44364     682000 SH       SOLE          682000         0         0
KRAFT FOODS INC                    CL A            50075N104     34378    1114000 SH       SOLE         1114000         0         0
LOCKHEED MARTIN CORP               COM             539830109     25197     353500 SH       SOLE          353500         0         0
MARTIN MARIETTA MATLS INC          COM             573284106     25092     326000 SH       SOLE          326000         0         0
MEAD JOHNSON NUTRITION CO          COM             582839106     37845     665000 SH       SOLE          665000         0         0
MEDTRONIC INC                      COM             585055106      9351     278460 SH       SOLE          278460         0         0
MERCK & CO INC NEW                 COM             58933Y105     33608     913000 SH       SOLE          913000         0         0
MICROSOFT CORP                     COM             594918104     69735    2847486 SH       SOLE         2847486         0         0
NOBLE CORPORATION BAAR             NAMEN -AKT      H5833N103     27133     803000 SH       SOLE          803000         0         0
PETROCHINA CO LTD                  SPONSORED  ADR  71646E100     20129     172900 SH       SOLE          172900         0         0
PFIZER INC                         COM             717081103     53610    3122304 SH       SOLE         3122304         0         0
PLUM CREEK TIMBER CO INC           COM             729251108     50015    1416848 SH       SOLE         1416848         0         0
ROYAL DUTCH SHELL PLC              SPONS ADR A     780259206      5792      96051 SH       SOLE           96051         0         0
SONOCO PRODS CO                    COM             835495102     22037     659000 SH       SOLE          659000         0         0
ST JOE CO                          COM             790148100     24248     975000 SH       SOLE          975000         0         0
SYMANTEC CORP                      COM             871503108     28338    1873000 SH       SOLE         1873000         0         0
TAIWAN SEMICONDUCTOR MFG LTD       SPONSORED ADR   874039100      6267     618000 SH       SOLE          618000         0         0
US BANCORP DEL                     COM NEW         902973304     51043    2360900 SH       SOLE         2360900         0         0
VODAFONE GROUP PLC NEW             SPONS ADR NEW   92857W209      8125     327500 SH       SOLE          327500         0         0
WASTE MGMT INC DEL                 COM             94106L109     36286    1015264 SH       SOLE         1015264         0         0
WEIS MKTS INC                      COM             948849104      7176     183400 SH       SOLE          183400         0         0
WELLS FARGO & CO NEW               COM             949746101     29216    1163286 SH       SOLE         1163286         0         0
WEYERHAEUSER CO                    COM             962166104     49827    3161641 SH       SOLE         3161641         0         0
YAHOO INC                          COM             984332106     37976    2680000 SH       SOLE         2680000         0         0
ZORAN CORP                         COM             98975F101     11056    1447116 SH       SOLE         1447116         0         0
                                                     ------------------
                                   GRAND TOTAL                 1502205


